Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Revenue	$ 977,389	$ 895,205	$ 1,074,513	$ 1,007,169
Expenses
Selling, general and administrative expenses	109,596	153,914	(246,611)	430,917
Bad debt			32,386
Direct costs	44,449	29,486	119,341	74,422
Development costs	48,230	46,972	98,228	104,693
Share-based payment	8,985	29,001	13,846	56,759
Depreciation – right-of-use asset	22,470	85,905	44,939	85,905
Depreciation – property and equipment	3,454	4,621	6,909	9,031
Total Expenses	237,184	349,899	69,038	761,727
Profit from Operations	740,205	545,306	1,005,475	245,442
Net Finance Charges
Interest expense	13,033	20,316	(7,921)	24,547
Foreign exchange (gain) / loss	9,223	4,457	58,392	7,324
Profit before Tax	717,949	520,553	955,004	213,571
Income Tax Expense	93,620	89,882	97,056	97,442
Net Profit / (Loss) for the Period	624,329	430,651	857,948	116,129
Other Comprehensive Income
Exchange differences on translating foreign operations gain / (loss)	(66,527)	(12,509)	98,934	(26,886)
Total Comprehensive Income / (Loss) Net of Tax	$ 557,802	$ 418,142	$ 956,882	$ 89,243
Earnings per Share
Basic (in CAD per share)	$ 0.02	$ 0.01	$ 0.02	$ 0
Diluted (in CAD per share)	$ 0.02	$ 0.01	$ 0.02	$ 0
Weighted Average Number of Common Shares Outstanding
Basic (in shares)	35,529,132	35,529,132	35,529,132	35,529,132
Diluted (in shares)	40,385,158	41,465,152	37,921,341	41,736,582